CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance (Predecessor Company [Member]) at Dec. 31, 2015	$ 1,375	$ 104,679	$ (76,951)	$ (130)	$ 28,973
Balance (in shares) (Predecessor Company [Member]) at Dec. 31, 2015	137,542,365
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) | Predecessor Company [Member]	$ 0	0	9,400	0	9,400
Purchase of Common Stock | Predecessor Company [Member]	$ (576)	(33,424)	0	0	(34,000)
Purchase of Common Stock (in shares) | Predecessor Company [Member]	(57,627,100)
Common dividend distributions | Predecessor Company [Member]	$ 0	(1,287)	0	0	(1,287)
Share-based compensation | Predecessor Company [Member]	$ 20	43	0	0	63
Share-based compensation (in shares) | Predecessor Company [Member]	1,963,900
Adjustment from foreign currency translation, net | Predecessor Company [Member]	$ 0	0	0	110	110
Balance (Predecessor Company [Member]) at Dec. 31, 2016	$ 819	70,011	(67,551)	(20)	3,259
Balance (in shares) (Predecessor Company [Member]) at Dec. 31, 2016	81,879,165
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) | Predecessor Company [Member]	$ 0	0	(3,318)	0	(3,318)
Share-based compensation | Predecessor Company [Member]	$ 5	2,911	0	0	2,916
Share-based compensation (in shares) | Predecessor Company [Member]	561
Adjustment from foreign currency translation, net | Predecessor Company [Member]	$ 0	0	0	(3)	(3)
Balance (Predecessor Company [Member]) at Jan. 31, 2017	824	72,922	(70,869)	(23)	2,854
Balance at Jan. 31, 2017	$ 2	64,408	0	0	64,410
Balance (in shares) (Predecessor Company [Member]) at Jan. 31, 2017	81,879,726
Balance (in shares) at Jan. 31, 2017	17,227,682
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	0	(10,174)	0	(10,174)
Common dividend distributions	0	(20,178)	0	0	(20,178)
Share-based compensation	$ 0	1,846	0	0	1,846
Share-based compensation (in shares)	0
Adjustment from foreign currency translation, net	$ 0	0	0	(2)	(2)
Balance at Dec. 31, 2017	$ 2	46,076	(10,174)	(2)	35,902
Balance (in shares) at Dec. 31, 2017	17,227,682
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	0	(7,244)	0	(7,244)
Net equity infusion from reverse recapitalization	$ 2	9,987	0	0	9,989
Net equity infusion from reverse recapitalization (in shares)	18,955,101
Share-based compensation	$ 0	5,826	0	0	5,826
Share-based compensation (in shares)	0
Balance at Dec. 31, 2018	$ 4	$ 61,889	$ (17,418)	$ (2)	$ 44,473
Balance (in shares) at Dec. 31, 2018	36,182,783